BNY Mellon Asset Allocation Fund
BNY Mellon Asset Allocation Fund
June 11, 2014 BNY MELLON FUNDS TRUST - BNY Mellon Asset Allocation Fund Supplement to Prospectus dated January 1, 2014
Average Annual Total Returns as of 12/31/12

Effective on or about July1, 2014 (the "Effective Date"), BNY Mellon Asset Allocation Fund (the "Fund") will change its benchmark index to the Morningstar Moderate Target Risk Index (the "New Index") to replace the Fund's current primary benchmark index, the Standard & Poor's® 500 Composite Stock Price Index (the "Current Primary Index"), and its secondary benchmark index, the Barclays U.S. Aggregate Bond Index (the "Current Secondary Index").  The New Index, an unmanaged index of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation Protected Securities (TIPS), is more reflective of the manner in which the Fund's assets may be allocated than the Current Primary Index and Current Secondary Index are.

The following information supplements and should be read in conjunction with the information contained in the section of the Fund's Prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Performance" as of the Effective Date:

Average Annual Returns BNY Mellon Asset Allocation Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares	[1]	12.15%	2.37%	6.50%
Investor Shares	[1]	11.91%	2.11%	6.23%
After Taxes on Distributions Class M Shares	[1]	11.43%	1.51%	5.36%
After Taxes on Distributions and Sale of Fund Shares Class M Shares	[1]	8.21%	1.64%	5.25%
Morningstar Moderate Target Risk Index reflects no deduction for fees, expenses or taxes		12.04%	3.71%	7.96%
S&P 500 reflects no deduction for fees, expenses or taxes		15.99%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes		4.22%	5.95%	5.18%
[1]	The fund changed its investment strategy on September 15, 2011. The fund's performance for periods prior to September 15, 2011 reflects the investment strategy in effect prior to that date.